Schedule of accruals and other payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Staff salaries	$ 87,834	$ 48,820
Professional and consultancy fee	213,390	386,762
GST payables	131,455	127,948
Other payables	25,982
Total accruals and other payables	$ 458,661	$ 563,530